Subsidiaries - Summarized Financial Information Before Intercompany Eliminations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [Line Items]
Current assets	$ 103,204		$ 101,901		$ 3,371
Noncurrent assets	420,537		421,095		13,734
Current liabilities	67,750		67,740		2,213
Noncurrent liabilities	63,272		63,727		2,066
Equity attributable to the parent	380,287		379,121		12,420
NONCONTROLLING INTERESTS	12,432		12,408		$ 406
NET INCOME	38,061	$ 1,243	37,869	$ 37,047
Profit attributable to the parent	36,958	1,207	36,358	35,616
Profit attributable to noncontrolling interests	1,103	36	1,511	1,431
Other comprehensive income (loss)	669	22	1,112	(966)
Total comprehensive income attributable to the parent	37,658	1,230	37,450	34,652
Total comprehensive income, attributable to non-controlling interests	1,072	35	1,531	1,429
TOTAL COMPREHENSIVE INCOME	38,730	1,265	38,981	36,081
Net cash flow from operating activities	74,559	2,436	75,951	74,858
Net cash flow from investing activities	(50,174)	(1,639)	(30,789)	(31,172)
Net cash flow from financing activities	(40,730)	(1,330)	(34,800)	(34,314)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(24)	(1)	52	(13)
Net cash inflow (outflow)	(16,369)	$ (534)	10,414	9,359
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	6,540		7,249
Noncurrent assets	3,141		3,053
Current liabilities	2,982		3,714
Noncurrent liabilities	459		460
Equity attributable to the parent	1,707		1,674
NONCONTROLLING INTERESTS	4,533		4,454
Revenues and income	31,675		31,602	31,302
Costs and expenses	30,964		30,958	30,715
NET INCOME	711		644	587
Profit attributable to the parent	201		182	166
Profit attributable to noncontrolling interests	510		462	421
Other comprehensive income (loss) attributable to the parent	(9)		11	2
Other comprehensive income (loss) attributable to noncontrolling interests	(23)		26	5
Other comprehensive income (loss)	(32)		37	7
Total comprehensive income attributable to the parent	192		192	168
Total comprehensive income, attributable to non-controlling interests	487		488	426
TOTAL COMPREHENSIVE INCOME	679		680	594
Net cash flow from operating activities	1,146		(329)	654
Net cash flow from investing activities	36		36	215
Net cash flow from financing activities	(873)		(826)	(690)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0		1	0
Net cash inflow (outflow)	309		(1,118)	179
Dividends paid to noncontrolling interests	408		371	278
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	3,773		4,406
Noncurrent assets	4,499		4,631
Current liabilities	677		1,087
Noncurrent liabilities	23		26
Equity attributable to the parent	2,578		2,689
NONCONTROLLING INTERESTS	4,994		5,235
Revenues and income	2,941		4,434	4,254
Costs and expenses	2,905		3,673	3,360
NET INCOME	36		761	894
Profit attributable to the parent	21		265	306
Profit attributable to noncontrolling interests	15		496	588
Other comprehensive income (loss) attributable to the parent	(1)		5	(1)
Other comprehensive income (loss) attributable to noncontrolling interests	(2)		7	(2)
Other comprehensive income (loss)	(3)		12	(3)
Total comprehensive income attributable to the parent	20		270	305
Total comprehensive income, attributable to non-controlling interests	13		503	586
TOTAL COMPREHENSIVE INCOME	33		773	891
Net cash flow from operating activities	325		1,401	1,090
Net cash flow from investing activities	(244)		(1,011)	(519)
Net cash flow from financing activities	(409)		(388)	(414)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(2)		8	(1)
Net cash inflow (outflow)	330		10	156
Dividends paid to noncontrolling interests	$ 253		$ 293	$ 259